LOSS PER SHARE	3 Months Ended
Mar. 31, 2026
Profit or loss [abstract]
LOSS PER SHARE

16.	LOSS PER SHARE

(a)	Basic

Basic income (loss) per share is calculated by dividing income (loss) by weighted average number of common shares in issue for the year

	2026-03-31	2025-03-31
	$	$
Net loss for the period	(2,166,574)	(1,689,530)
Weighted average number of outstanding common shares	13,079,666	209,777

Loss per share	(0.17)	(8.05)

(b)	Diluted

Diluted income (loss) per common share is equal to the loss per common share for the three-month period ended March 31, 2026 and 2025 as all of the shares options and warrants outstanding are anti-dilutive.